Income Taxes - Schedule of Net Deferred Tax Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 28, 2024	Dec. 31, 2023	Dec. 30, 2023
Deferred tax asset:
Lease liabilities		$ 8,891		$ 10,381
Tax carryforwards		1,199		2,328
Accrued compensation		10,624		11,275
Billings in excess of costs and estimated earnings on uncompleted contracts		4,000		5,089
Allowance for doubtful accounts		1,298		1,487
Capitalized Research and Development Costs		57,754		43,140
Other	$ 800	1,505	$ 2,400	1,998
Total deferred tax asset		85,271		75,698
Deferred tax liability:
Acquired intangibles		(36,424)		(45,579)
Right-of-use assets		(8,289)		(9,746)
Depreciation and amortization		(11,133)		(11,423)
Other	$ (150,700)	(2,148)	$ (35,300)	(2,562)
Total deferred tax liability		(57,994)		(69,310)
Net deferred tax asset		$ 27,277		$ 6,388